DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Details) (USD $) In Thousands, unless otherwise specified															12 Months Ended
	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Cash Flow Hedge [Member]	Dec. 31, 2012 Cash Flow Hedge [Member]	Dec. 31, 2010 Minimum [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Maximum [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Interest Rate Collar [Member]	Dec. 31, 2010 Interest Rate Collar [Member]	Dec. 31, 2013 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Cash Flow Hedge [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member]
Derivatives designated as hedging instruments [Abstract]
Current other liabilities				$ 1,110	$ 1,070					$ 725	$ 722		$ 385	$ 348
Noncurrent other liabilities				1,101	2,026					637	1,235		464	791
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative		44,311	46,600					61,955	75,000			18,765
Floor strike rate (in hundredths)									1.69%
Cap strike rate (in hundredths)									5.00%
Interest rate (in hundredths)	0.90%					1.15%	3.67%
Loss on derivative instruments															$ 174